Revenue - Disaggregated revenue (Details) - CNY (¥) ¥ in Thousands	3 Months Ended		9 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	¥ 2,341,035	¥ 2,229,444	¥ 7,767,943	¥ 6,599,304
-Sales of lifestyle products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,090,267	1,976,380	6,907,878	5,849,575
- Retail sales in self-operated stores
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	119,211	76,638	410,449	245,036
- Product sales to franchisees
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,357,150	1,342,552	4,345,319	4,054,559
- Sales to offline distributors
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	383,388	377,342	1,457,224	1,061,638
- Online sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	137,705	153,620	504,780	449,310
- Other sales channels
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	92,813	26,228	190,106	39,032
-License fees, sales-based royalties, and sales-based management and consultation service fees
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	174,660	166,938	542,426	486,190
- License fees
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	32,216	21,320	83,588	52,014
- Sales-based royalties
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	24,185	24,309	77,577	72,402
- Sales-based management and consultation service fees
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	118,259	121,309	381,261	361,774
-Others
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	¥ 76,108	¥ 86,126	¥ 317,639	¥ 263,539